Loans Payable	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Loans Payable [Abstract]
Loans payable

Note 10 — Loans payable

Short-term loans:

Short-term loans consist of one account receivable factoring agreement, one subordinated business loan, three third parties loans as of June 30, 2024.

Short-term loans consist of one account receivable factoring agreement and one individual loan as of December 31, 2023.

On October 23, 2023, NMI, Visiontech and Hydroman (collectively “Merchants”) entered into a standard merchant cash advance agreement with Factor H. The Company sold $768,500 of its accounts receivable balances on a recourse basis for credit approved accounts. The net purchase price of $503,500 was remitted to the Company, after the deduction of the total fees of $26,500. The Company agreed to pay a weekly installment of $22,814.84 for 32 weeks with a final extra payment of $38,500. The effective interest rate of this agreement was 85.36%. For the three and six months ended June 30, 2024, the Company paid $227,493 and $409,443 principal of the loan.

On May 2, 2024, the Merchants entered into another standard merchant cash advance agreement with Factor H. The Company sold $1,240,150 of its accounts receivable balances on a recourse basis for credit approved accounts. The net purchase price of $807,500 was remitted to the Company, after the deduction of the total fees of $42,500. The Company agreed to pay a weekly installment of $41,000 for 31 weeks. The effective interest rate of this agreement was 93.05%. The Company use this loan to pay off $175,315 previous loan with Factor H that dated on October 23, 2023. For the three and six months ended June 30, 2024, the Company paid $70,125 and $70,125 principal of the loan.

These receivable purchase agreements were accounted for as secured borrowing under ASC 860 since there is no legal, actual, effective transfer of the receivables to the Factors. Rather, the Factors only have generally claim against the receivable pools not a particular receivable. As of June 30, 2024 and December 31, 2023, outstanding balance amounted to $737,375 and $409,443, respectively.

On October 30, 2023, NMI entered into a loan agreement with an independent third party pursuant to which the Company borrowed a principal amount of $100,000 with an annual interest rate of 12% for a term of one year. The loan balance as of June 30, 2024 and December 31, 2023 was $100,000 and $100,000, respectively.

On March 7, 2024, the Company’s subsidiary Nature’s Miracles entered into a loan agreement with Peng Zhang, a shareholder of the Company. The amount of the loan is $1,405,000 with 10% interest and is due on March 7, 2025.

On February 10, March 28, June 5, June 27, September 22, December 22, 2023 and February 20, 2024, Lakeshore entered into seven promissory notes with RedOne Investment Limited (“Redone”) to which Lakeshore borrowed an aggregate principal amount of $380,000 with zero interest rate. On July 11, 2023, Lakeshore entered into a loan agreement with Deyin Chen (Bill) to which Lakeshore borrowed a principal amount of $125,000 with an annual interest rate of 8%. This loan was extended to March 11, 2024 with interest waived pursuant to a Side Letter to the loan agreements dated December 8, 2023. A payment of $75,000 was made upon close of the Merger on March 11, 2024 and the loan balance was $50,000 after the payment.

On March 11, 2024, NMI, Redone and Deyin Chen (Bill) entered into agreement that $50,000 owed to Deyin Chen (Bill) will be assigned to Redone and the Company will assume the outstanding balance of the loan of $430,000, The loan shall bear interest of 8% per annum. $50,000 initially shall be paid by the Company no later than first month anniversary of March 11, 2024, further extended to May 31, 2024 and had been paid on July 29, 2024. Second payment of $150,000 shall be paid by September 11, 2024 and the last payment of $230,000 shall be paid by December 11, 2024, Interest expenses of approximately $5,695 and $7,595 was accrued during the three and six months ended June 30, 2024, respectively.

On June 6, 2024, the Merchants entered into a subordinated business loan and security agreement with Agile Capital Funding, LLC and Agile Lending, LLC for the principal amount of $288,750, including the administrative agent fee of $13,750. The Company agreed to pay a weekly installment of $15,056 for 28 weeks. The effective interest rate of this agreement was 99.88%. The collateral consists of the Company’s right, title and interest in and to including the Company’s financial assets, goods, accounts, equipment, inventory, contract rights or rights to payment of money. The Company received the net proceeds on June 7, 2024. For the three and six months ended June 30, 2024, the Company paid $19,192 and $19,192 principal of the loan.

The Company also make the following principal payments for the below loans for the period ended June 30, 2023:

On August 31, 2022, the Merchants entered into a standard merchant cash advance agreement with Factor A. Merchants sells to Factor A $1,065,000 of its accounts receivable balances on a recourse basis for credit approved accounts. Factor A remitted the net purchase price of $712,500 to Merchants, after deducting the total fees of $37,500. Merchants agreed to pay a weekly installment of $26,625 for 40 weeks to Factor A until Factor A received the total purchased amount of receipts. The effective interest rate of this agreement was 105.19%. During the three and six months ended June 30, 2023, the Company paid $181,461 and $326,233 principal of the loan, respectively.

On September 1, 2022, Visiontech entered into a receivables purchase agreement with another Factor B. Visiontech sold to Factor B $458,500 of its accounts receivable balances on a recourse basis for credit approved accounts. Factor B disbursed the net purchase price of $339,465 to Visiontech, after deducting the origination fees of $10,500. Visiontech agreed to pay a weekly installment of $8,817.31 for 52 weeks to Factor B until Factor B received the total purchased amount of receipts. The effective interest rate of this agreement was 55.79%. During the three and six months ended June 30, 2023, the Company paid $178,874 and $262,157 principal of the loan, respectively.

On October 31, 2022, Hydroman entered into a receivables purchase agreement with Factor C. Hydroman sold to Factor C $675,000 of its accounts receivable balances on a recourse basis for credit approved accounts. Factor C remitted the net purchase price of $485,000 to Hydroman, after the deduction of the origination fees of $15,000. Hydroman agreed to pay a weekly installment of $16,071 for 42 weeks to Factor C until Factor C receive the total purchased amount of receipts. The effective interest rate of this agreement was 106.56%. During the three and six months ended June 30, 2023, the Company paid $247,619 and $367,632 principal of the loan, respectively.

On October 31, 2022, Visiontech entered into a future receivable sale and purchase agreement with a capital management institution D at a sale price of $100,000, after the deduction of the origination fees of $10,000. According to the agreement, the amount of receivables being sold was $149,000 with 20% purchased percentage and the estimated daily payment amount is $1,490 for 20 weeks. The effective interest rate of this agreement was 85.25%. During the three and six months ended June 30, 2023, the Company paid $0 and $68,868 principal of the loan, respectively.

On November 2, 2022, Hydroman entered into a receivables purchase agreement with Factor E. Hydroman sold to Factor E $374,750 of its accounts receivable balances on a recourse basis for credit approved accounts. Factor E remitted the net purchase price of $225,000 to Hydroman, after the deduction of the total closing costs of $25,000. Hydroman agreed to pay a weekly installment of $15,615 for 24 weeks to Factor E until Factor E receive the total purchased amount of receipts. The effective interest rate of this agreement was 84.67%. During the three and six months ended June 30, 2023, the Company paid $129,673 and $188,441 principal of the loan, respectively.

On November 18, 2022, the “Merchants” entered into a standard merchant cash advance agreement with Factor F. The Company sold to Factor F $206,113 of its accounts receivable balances on a recourse basis for credit approved accounts. Factor F remitted the net purchase price of $123,750 to the Company, after the deduction of the total fees of $13,750. The Company agreed to pay a weekly installment of no more than $8,588 for 24 weeks to Factor F until Factor F receive the total purchased amount of receipts. The effective interest rate of this agreement was 89.96%. During the three and six months ended June 30, 2023, the Company paid $75,112 and $110,977 principal of the loan, respectively.

On November 18, 2022, the “Merchants” entered into a standard merchant cash advance agreement with Factor G. The Company sold to Factor G $206,113 of its accounts receivable balances on a recourse basis for credit approved accounts. Factor G remitted the net purchase price of $123,750 to the Company, after the deduction of the total fees of $13,750. The Company agreed to pay a weekly installment of no more than $8,588 for 24 weeks to Factor G until Factor G receive the total purchased amount of receipts. The effective interest rate of this agreement was 89.96%. During the three and six months ended June 30, 2023, the Company paid $$69,112 and $110,977 principal of the loan, respectively.

On September 21, 2022, Hydroman signed a commercial loan with WebBank for the principal amount of $100,000. This loan requires a weekly installment payment of $2,244.38 for 52 weeks. The effective interest rate of this loan was 31.22%. The Company paid off this loan on June 14, 2023. During the three and six months ended June 30, 2023, the Company paid $57,696 and $76,064 principal of the loan, respectively.

On September 18, 2022, Hydroman and ClassicPlan Premium Financing, Inc., entered into a premium financing agreement with a total gross policy premium and related fees of $35,508 and financed $26,387 of it. Hydroman needs to pay a monthly installment of $3,065 for six months with the last installment due on May 19, 2023. The effective interest rate of this loan was 10.80%. The Company paid off this loan on May 16, 2023. During the three and six months ended June 30, 2023, the Company paid $11,965 and $14,922 principal of the loan, respectively.

On February 13, 2023, Hydroman and First Insurance Funding entered into a premium financing agreement with a total gross policy premium and related fees of $4,812 and financed $4,461 of it. Hydroman needs to pay a monthly installment of $481 for ten months with the last installment due on December 13, 2023. The effective interest rate of this loan was 16.85%. The Company terminated the insurance policy and this loan on June 15, 2023. During the three and six months ended June 30, 2023, the Company paid $4,393 and $4,812 principal of the loan, respectively.

Short-term loans — related parties: refer to Note 11 Related Party transactions.

Interest expenses for short term loans amounted to $304,302 and $428,215 during the three and six months ended June 30, 2024, respectively.

Interest expenses for short term loans amounted to $5,364 and $381,814 during the three and six months ended June 30, 2023, respectively.

Long-term debts:

Long-term debts consist of three auto loans, one building loan, and one secured business loan as of June 30, 2024 and December 31, 2023.

The outstanding amount of the auto loans were $97,641 and $114,621 as of June 30, 2024 and December 31, 2023, respectively. On February 27, 2021, the Company purchased a vehicle for $68,802 and financed $55,202 of the purchase price through an auto loan. The loan requires monthly installment payment of $1,014 with the last installment due on February 28, 2026. On June 8, 2021, the Company purchased the second vehicle for $86,114 and financed $73,814 of the purchase price through auto loan. The loan requires monthly installment payment of $1,172 with the last installment due on June 23, 2027. On September 28, 2022, the Company purchased the third vehicle for $62,230 and financed $56,440 of the purchase price through auto loan. The loan requires a monthly installment payment of $1,107 with the last installment due on September 28, 2027. During the three and six months ended June 30, 2024, the Company made total payments of $8,541 and $16,980 towards the auto loans, respectively. During the three and six months ended June 30, 2023, the Company made total payments of $8,130 and $16,168 towards the auto loans, respectively.

Minimum required principal payments towards the Company’s auto loans as of June 30, 2024 are as follows:

Twelve months ended June 30,	Repayment
2025	$35,240
2026	32,944
2027	26,172
Thereafter	3,285
Total	$97,641

The outstanding amount of the building loan was $2,812,641 and $2,852,597 as of June 30, 2024 and December 31, 2023, respectively. On January 10, 2022, the Company purchased one building and land for $4,395,230 and financed $3,000,000 of the purchase price through Bank of the west. The loan requires monthly installment payment of $15,165 with the last installment due on January 10, 2032. During the three and six months ended June 30, 2024, the Company made total payments of $19,930 and $39,957 towards the loan, respectively. During the three and six months ended June 30, 2023, the Company made total payments of $19,218 and $38,831 towards the loan, respectively.

Minimum required principal payments towards the Company’s building loan as of June 30, 2024 are as follows:

Twelve months ended June 30,	Repayment
2025	$82,374
2026	85,380
2027	88,495
Thereafter	2,556,392
Total	$2,812,641

The outstanding amount of the secured business loan was $3,207,773 and $3,281,526 as of June 30, 2024 and December 31, 2023, respectively. On June 14, 2023, the Company’s subsidiaries Visiontech and Hydroman entered into a secured business loan agreement with Newtek Business Services Holdco 6, Inc. for a principal sum of up to $3,700,000 with a maturity date of July 1, 2033. The loan is secured by the Company’s building and guaranteed by the Company’s major stockholders. During the three and six months ended June 30, 2024, the Company made total payments of $37,629 and $73,752 towards the loan, respectively. During the three and six months ended June 30, 2023, the Company made total payments of $0 and $0 towards the loan, respectively.

Minimum required principal payments towards the Company’s secured business loan as of June 30, 2024 are as follows:

Twelve months ended June 30,	Repayment
2025	$166,879
2026	196,507
2027	231,396
Thereafter	2,612,991
Total	$3,207,773

Interest expenses for long term loans amounted to $159,385 and $320,304 during the three and six months ended June 30, 2024, respectively.

Interest expenses for long term loans amounted to $28,870 and $56,594 during the three and six months ended June 30, 2023, respectively.

Note 11 — Loans payable

Short-term loans:

Short-term loans consist of one account receivable factoring agreement and one individual loan as of December 31, 2023. The Company paid off all other third party short-term loans by the Newtek Business loan (refer to Long-term loan) on June 14, 2023. The principal amount of short-term loans paid amounted to approximately $1.9 million resulting loss from debt extinguishment of approximately $0.2 million.

Short-term loans consist of seven accounts receivable factoring agreements, one bank loan and an insurance premium financing loan as of December 31, 2022.

On August 31, 2022, Nature’s Miracle, Visiontech and Hydroman (collectively “Merchants”) entered into a standard merchant cash advance agreement with Factor A. Merchants sells to Factor A $1,065,000 of its accounts receivable balances on a recourse basis for credit approved accounts. Factor A remitted the net purchase price of $712,500 to Merchants, after deducting the total fees of $37,500. Merchants agreed to pay a weekly installment of $26,625 for 40 weeks to Factor A until Factor A received the total purchased amount of receipts. The effective interest rate of this agreement was 105.19%.

On September 1, 2022, Visiontech entered into a receivables purchase agreement with another Factor B. Visiontech sold to Factor B $458,500 of its accounts receivable balances on a recourse basis for credit approved accounts. Factor B disbursed the net purchase price of $339,465 to Visiontech, after deducting the origination fees of $10,500. Visiontech agreed to pay a weekly installment of $8,817.31 for 52 weeks to Factor B until Factor B received the total purchased amount of receipts. The effective interest rate of this agreement was 55.79%.

On October 31, 2022, Hydroman entered into a receivables purchase agreement with Factor C. Hydroman sold to Factor C $675,000 of its accounts receivable balances on a recourse basis for credit approved accounts. Factor C remitted the net purchase price of $485,000 to Hydroman, after the deduction of the origination fees of $15,000. Hydroman agreed to pay a weekly installment of $16,071 for 42 weeks to Factor C until Factor C receive the total purchased amount of receipts. The effective interest rate of this agreement was 106.56%.

On October 31, 2022, Visiontech entered into a future receivable sale and purchase agreement with a capital management institution D at a sale price of $100,000, after the deduction of the origination fees of $10,000. According to the agreement, the amount of receivables being sold was $149,000 with 20% purchased percentage and the estimated daily payment amount is $1,490 for 20 weeks. The effective interest rate of this agreement was 85.25%.

On November 2, 2022, Hydroman entered into a receivables purchase agreement with Factor E. Hydroman sold to Factor E $374,750 of its accounts receivable balances on a recourse basis for credit approved accounts. Factor E remitted the net purchase price of $225,000 to Hydroman, after the deduction of the total closing costs of $25,000. Hydroman agreed to pay a weekly installment of $15,615 for 24 weeks to Factor E until Factor E receive the total purchased amount of receipts. The effective interest rate of this agreement was 84.67%.

On November 18, 2022, the “Merchants” entered into a standard merchant cash advance agreement with Factor F. The Company sold to Factor F $206,113 of its accounts receivable balances on a recourse basis for credit approved accounts. Factor F remitted the net purchase price of $123,750 to the Company, after the deduction of the total fees of $13,750. The Company agreed to pay a weekly installment of no more than $8,588 for 24 weeks to Factor F until Factor F receive the total purchased amount of receipts. The effective interest rate of this agreement was 89.96%.

On November 18, 2022, the “Merchants” entered into a standard merchant cash advance agreement with Factor G. The Company sold to Factor G $206,113 of its accounts receivable balances on a recourse basis for credit approved accounts. Factor G remitted the net purchase price of $123,750 to the Company, after the deduction of the total fees of $13,750. The Company agreed to pay a weekly installment of no more than $8,588 for 24 weeks to Factor G until Factor G receive the total purchased amount of receipts. The effective interest rate of this agreement was 89.96%.

On October 23, 2023, the “Merchants” entered into a standard merchant cash advance agreement with Factor H. The Company sold $768,500 of its accounts receivable balances on a recourse basis for credit approved accounts. The net purchase price of $503,500 was remitted to the Company, after the deduction of the total fees of $26,500. The Company agreed to pay a weekly installment of $22,814.84 for 32 weeks with a final extra payment of $38,500. The effective interest rate of this agreement was 85.36%.

These receivable purchase agreements were accounted for as secured borrowing under ASC 860 since there is no legal, actual, effective transfer of the receivables to the Factors. Rather, the Factors only have generally claim against the receivable pools not a particular receivable. The average dollar amount of the borrowings for the years ended December 31, 2023 and 2022 were $503,500 and $317,857. The weighted average effective interest rate for the years ended December 31, 2023 and 2022 were 85.36% and 92.64%. The Company paid off all third party short-term loans except the one with Factor H by the Newtek Business loan (refer to Long-term loan) on June 14, 2023. As of December 31, 2023 and 2022, outstanding balance amounted to $409,443 and $1,435,285.

On September 21, 2022, Hydroman signed a commercial loan with WebBank for the principal amount of $100,000. This loan requires a weekly installment payment of $2,244.38 for 52 weeks. The effective interest rate of this loan was 31.22%. The bank loan balance as of December 31, 2023 and 2022 was $0 and $76,064, respectively. The Company paid off this loan on June 14, 2023.

On September 18, 2022, Hydroman and ClassicPlan Premium Financing, Inc., entered into a premium financing agreement with a total gross policy premium and related fees of $35,508 and financed $26,387 of it. Hydroman needs to pay a monthly installment of $3,065 for six months with the last installment due on May 19, 2023. The effective interest rate of this loan was 10.80%. The outstanding amount of the premium financing loan was $0 and $14,922 as of December 31, 2023 and 2022, respectively. The Company paid off this loan on May 16, 2023.

On February 13, 2023, Hydroman and First Insurance Funding entered into a premium financing agreement with a total gross policy premium and related fees of $4,812 and financed $4,461 of it. Hydroman needs to pay a monthly installment of $481 for ten months with the last installment due on December 13, 2023. The effective interest rate of this loan was 16.85%. The Company terminated the insurance policy and this loan on June 15, 2023.

On October 30, 2023, Nature’s Miracle entered into a loan agreement with an independent third party pursuant to which the Company borrowed a principal amount of $100,000 with an annual interest rate of 12% for a term of one year. The loan balance as of December 31, 2023 was $100,000.

Short-term loans — related parties: refer to Note 12 Related Party transactions.

Interest expenses for short term loans amounted to $428,159 and $635,296 for the years ended December 31, 2023 and 2022, respectively,

Long-term debts:

Long-term debts consist of three auto loans, one building loan, and one secured business loan as of December 31, 2023. Long-term debts consist of three auto loans and one building loan as of December 31, 2022.

The outstanding amount of the auto loans were $114,621 and $147,354 as of December 31, 2023 and 2022, respectively. On February 27, 2021, the Company purchased a vehicle for $68,802 and financed $55,202 of the purchase price through an auto loan. The loan requires monthly installment payment of $1,014 with the last installment due on February 28, 2026. On June 8, 2021, the Company purchased the second vehicle for $86,114 and financed $73,814 of the purchase price through auto loan. The loan requires monthly installment payment of $1,172 with the last installment due on June 23, 2027. On September 28, 2022, the Company purchased the third vehicle for $62,230 and financed $56,440 of the purchase price through auto loan. The loan requires a monthly installment payment of $1,107 with the last installment due on September 28, 2027. During the year ended December 31, 2023 and 2022, the Company made total payments of $32,733 and $24,333 towards the auto loans, respectively.

Minimum required principal payments towards the Company’s auto loans as of December 31, 2023 are as follows:

Twelve months ended December 31,	Repayment
2024	$34,383
2025	36,120
2026	27,656
2027	16,462
Total	$114,621

The outstanding amount of the building loan was $2,852,597 and $2,930,674 as of December 31, 2023 and 2022, respectively. On January 10, 2022, the Company purchased one building and land for $4,395,230 and financed $3,000,000 of the purchase price through Bank of the west. The loan requires monthly installment payment of $15,165 with the last installment due on January 10, 2032. During the year ended December 31, 2023 and 2022, the Company made total payments of $78,077 and $69,326 towards the loan, respectively.

Minimum required principal payments towards the Company’s building loan as of December 31, 2023 are as follows:

Twelve months ended December 31,	Repayment
2024	$80,638
2025	83,868
2026	86,928
2027	90,100
Thereafter	2,511,063
Total	$2,852,597

The outstanding amount of the secured business loan was $3,281,526 and $0 as of December 31, 2023 and 2022, respectively. On June 14, 2023, the Company’s subsidiaries Visiontech and Hydroman entered into a secured business loan agreement with Newtek Business Services Holdco 6, Inc. for a principal sum of up to $3,700,000 with a maturity date of July 1, 2033. The loan is secured by the Company’s building and guaranteed by the Company’s major stockholders. During the year ended of December 31, 2023, net proceed to the Company amounted to approximately $3,300,000 with approximately $360,000 of debt issuance cost. The company paid off $822,610 third party short-term loans.

Minimum required principal payments towards the Company’s secured business loan as of December 31, 2023 are as follows:

Twelve months ended December 31,	Repayment
2024	$153,784
2025	181,088
2026	213,239
2027	251,099
Thereafter	2,482,316
Total	$3,281,526

Interest expenses for long term loans amounted to $406,442 and $102,854 for the years ended December 31, 2023 and 2022, respectively.